Leases (Schedule of Future Minimum Contractual Lease Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634
Total	$ 719,114